Revenue and Contracts with Customers (Details) - Schedule of revenue and contracts with customers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue and Contracts with Customers [Abstract]
Revenue disaggregation	$ 13,645,030	$ 17,627,097
United States [Member]
Schedule of Revenue and Contracts with Customers [Abstract]
Revenue disaggregation	10,458,169	13,408,624
Canada [Member]
Schedule of Revenue and Contracts with Customers [Abstract]
Revenue disaggregation	$ 3,186,861	$ 4,218,473